Receivables - Trade accounts receivable, net (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Receivables [Line Items]
Current trade receivables	€ 3,832	€ 3,559
Diagnosis & Treatment [Member]
Receivables [Line Items]
Current trade receivables	2,013	1,759
Connected Care [Member]
Receivables [Line Items]
Current trade receivables	1,114	980
Personal Health [Member]
Receivables [Line Items]
Current trade receivables	479	575
Other Segments [member]
Receivables [Line Items]
Current trade receivables	€ 226	€ 245